SHARE BASED PAYMENTS (Schedule of Outstanding Option Activity) (Details) - Stock Options	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Options at beginning of period | $	1,249,383	1,054,570
Exercised, options | $		(68,927)
Assumed on acquisition, options | $		405,240
Expired unexercised, options | $	(612,565)	(141,500)
Outstanding, Options, at end of period | $	636,818	1,249,383
Vested and exercisable, at end of period | $	636,818	1,249,383
Outstanding, options, Weighted average exercise price, beginning | $ / shares	$ 5.88	$ 6.28
Exercised, options, Weighted average exercise price | $ / shares		4.99
Assumed on acquisition, Weighted average exercise price | $ / shares		3.77
Expired unexercised, Weighted average exercise price | $ / shares	6.16	3.22
Outstanding, options, Weighted average exercise price, ending | $ / shares	5.62	5.88
Vested and exercisable, options, Weighted average exercise price | $ / shares	$ 5.62	$ 5.88